Noncontrolling and Redeemable Noncontrolling Interests - Changes in Amounts Due to Noncontrolling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Beginning balance	$ 14,028	$ 9,278	$ 9,278	$ 11,030
Income attributable to noncontrolling interests	791	$ 429	16,156	11,785	$ 15,375
Distributions made	(3,973)		(11,392)	(13,419)	(8,865)
Other	(856)		(14)	(118)
Ending balance	$ 9,990		$ 14,028	$ 9,278	$ 11,030